Goodwill	6 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
GOODWILL

11. GOODWILL

As of December 31, 2025 and June 30, 2025, goodwill consisted of the following:

	As of
	December 31, 2025	June 30, 2025
Goodwill on acquisition of Hand in Hand	2,092,412	$2,042,611
Goodwill	2,092,412	$2,042,611

On February 10, 2025, the Company acquired 99% of Xiamen Hand in Hand Network Technology Co., Ltd. (“Hand in Hand”), a company incorporated in China and principally engaged in Online and offline advertising marketing and exhibitions. Pursuant to the acquisition agreement, the Company issue to Ling Yang, former shareholder of Hand in Hand, 2,000,000 Class A ordinary shares of the Company with an aggregate value of $2,000,000. As a result of the transaction, the Company obtained control over Hand in Hand and accounted for the acquisition as a business combination under ASC 805, Business Combinations.

Following table illustrates the FV of the assets and liabilities of Hand in Hand as of the acquisition date and the goodwill on acquisition:

As of acquisition date
Fair value of identical assets and liabilities as of acquisition date
Cash	$757
Receivables	8,392
Payables	(6,881)
Net assets at acquisition	2,268
less:
Foreign currency exchange loss	(24,677)
Less:
Non-controlling interest	(20,202)
Total consideration paid for acquisition	(2,000,000)

Goodwill as of June 30, 2025	$2,042,611
Foreign currency exchange effect	49,801
Goodwill as of December 31, 2025	2,092,412

On September 8, 2025, the Company further acquired 1% equity interest of Hand in Hand to make Hand in Hand a 100% owned subsidiary of the Company. As the acquisition cost for the 1% equity interest is less than the net equity value of Hand in hand, it resulted a premium on acquisition of minority interest of $24,325, which was recorded in additional paid in capital of the consolidated financial statements of the Company.